UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  06/30/07

Check here if Amendment   [   ] ;  Amendment Number:
This Amendment  (Check only one.) :  [   ] is a restatement
             [  ] adds new holding entries
Institutional Investment Manager Filing this Report:
Name:		Charles D. Hyman
Address:		4300 Marsh Landing Boulevard
		Suite 201
		Jacksonville Beach, FL  32250
Form 13F File Number  :  28-6349

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the reports is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Jose Hernandez
Title:  		Associate
Phone:		(904) 543-0360

Signature, Place and Date of Signing:

Jose Hernandez		Jacksonville Beach, FL    02 August 2007
[Signature]			[City, State]			[Date]

Report Type (Check only one) :
[ X ]  13F HOLDINGS REPORT.  (Check here is all holdings of this reporting manager are reported in this report.
[     ]  13F NOTICE.  (Check here is no holdings reported are in this report,
		and all holdings are reported by other reporting manager(s).)
[     ]  13F COMBINATION REPORT.  (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		134

Form 13F Information Table Value Total:	              $293,728  (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                                  FORM 13F INFORMATION TABLE
                                                           Value   Shares/  Sh/ Put/ Invstmt    OTHER          VOTING AUTHORITY
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

AES Corporation                COM              00130H105     1801 82334.000SH       Sole                82334.000
AT&T Corp.                     COM              001957109      364 8768.000 SH       Sole                 8768.000
Alliance Healthcard            COM              01860F103       34 21000.000SH       Sole                21000.000
Allied Capital Corp            COM                             555 17916.000SH       Sole                17916.000
Allstate Corp.                 COM              020002101     1254 20394.000SH       Sole                20394.000
Alltel Corp.                   COM              020039103     2115 31315.000SH       Sole                31315.000
Altria Group, Inc.             COM              718154107      342 4875.000 SH       Sole                 4875.000
American Electric Power        COM              025537101      775 17210.000SH       Sole                17210.000
American Express               COM              025816109     1093 17868.559SH       Sole                17868.559
American International Group,  COM              026874107     3324 47466.000SH       Sole                47466.000
American Natl Ins Co.          COM              028591105     8980 58845.000SH       Sole                58845.000
Anheuser Busch Cos.            COM              035229103      251 4815.000 SH       Sole                 4815.000
Applebees International        COM              037899101     1542 64000.000SH       Sole                64000.000
BP plc (ADR)                   COM              055622104      871 12073.000SH       Sole                12073.000
Bank of America                COM              060505104     7391 151180.000SH      Sole               151180.000
Barrick Gold Corp              COM              067901108     3398 116907.000SH      Sole               116907.000
Baxter Intl. Inc.              COM              071813109      257 4570.000 SH       Sole                 4570.000
Becton Dickinson & Company     COM              075887109      467 6265.000 SH       Sole                 6265.000
Berkshire Hathaway Class B     COM              084670207     7221 2003.000 SH       Sole                 2003.000
Berkshire Hathaway Inc 1/100   COM                             328  300.000 SH       Sole                  300.000
Biotech Holders Trust          COM              09067D201     1269 7550.000 SH       Sole                 7550.000
Boeing                         COM              097023105     1918 19943.000SH       Sole                19943.000
Bristol Myers Squibb           COM              110122108     1187 37624.000SH       Sole                37624.000
C.R. Bard Inc                  COM              067383109      240 2900.000 SH       Sole                 2900.000
Canadian National Railway Co   COM              136375102      229 4500.000 SH       Sole                 4500.000
Cardero Resource Corp          COM                             510 270100.000SH      Sole               270100.000
Cascade Natural Gas            COM              147339105     1374 52032.000SH       Sole                52032.000
Caterpillar Inc Del Com        COM              149123101     2032 25950.000SH       Sole                25950.000
Charles Schwab & Company       COM              808513105      429 20883.000SH       Sole                20883.000
Chevron Texaco                 COM              166764100     1075 12765.000SH       Sole                12765.000
Citigroup Inc.                 COM              172967101     3491 68066.354SH       Sole                68066.354
Coca Cola                      COM              191216100      770 14713.000SH       Sole                14713.000
Colgate Palmolive              COM              194162103      582 8980.000 SH       Sole                 8980.000
Colonial Bancgroup  Inc.       COM                            2237 89605.000SH       Sole                89605.000
Commercial Net Realty          COM              202218103      564 25800.000SH       Sole                25800.000
Compass Bank                   COM              20449H109     2161 31329.000SH       Sole                31329.000
ConocoPhillips                 COM              20825C104    10513 133927.000SH      Sole               133927.000
Constellation Brands           COM              21036P108     1236 50900.000SH       Sole                50900.000
Duke Energy Corp.              COM              264399106     4385 239643.000SH      Sole               239643.000
E I Dupont De Nemour           COM              263534109      367 7214.000 SH       Sole                 7214.000
EMC Corporation                COM              268648102     1420 78477.000SH       Sole                78477.000
Emerson Electric               COM              291011104     8956 191376.000SH      Sole               191376.000
Express Scripts, Inc           COM                             350 7000.000 SH       Sole                 7000.000
Exxon Mobil Corp               COM              302290101     6087 72570.000SH       Sole                72570.000
Florida Rock Industries        COM              341140101    20439 302797.000SH      Sole               302797.000
Flowers Foods, Inc.            COM              343496105      790 23679.000SH       Sole                23679.000
Fortune Brands                 COM              349631101      354 4300.000 SH       Sole                 4300.000
Fpl Group Inc                  COM              302571104      243 4280.000 SH       Sole                 4280.000
General Dynamics               COM              369550108     4336 55430.000SH       Sole                55430.000
General Electric               COM              369604103     8409 219680.748SH      Sole               219680.748
Genuine Parts                  COM              372460105     2668 53797.000SH       Sole                53797.000
H J Heinz                      COM              423074103     2303 48522.775SH       Sole                48522.775
HEICO Corp.                    COM                            1547 36752.000SH       Sole                36752.000
Harrah's Entertainment Inc.    COM              413619107      289 3391.000 SH       Sole                 3391.000
Hawaiian Electric Industries   COM              419870100     4118 173834.000SH      Sole               173834.000
Hilton Hotel Corporation       COM              432848109      417 12444.405SH       Sole                12444.405
Home Depot                     COM              437076102     3394 86263.013SH       Sole                86263.013
Intel Corporation              COM              458140100     1639 69034.418SH       Sole                69034.418
International Business Machine COM              459200101     1119 10631.719SH       Sole                10631.719
J.P Morgan Chase & Co.         COM              46625H100      325 6706.000 SH       Sole                 6706.000
Johnson & Johnson              COM              478160104     9217 149578.212SH      Sole               149578.212
Johnson Controls               COM              478366107     7432 64200.000SH       Sole                64200.000
Lantronix Inc.                 COM                              15 10800.000SH       Sole                10800.000
Lowe's Companies, Inc.         COM              548661107      594 19368.000SH       Sole                19368.000
Mcdonalds Corp.                COM              580135101      950 18721.021SH       Sole                18721.021
Medcohealth Solutions          COM                             207 2657.000 SH       Sole                 2657.000
Merrill Lynch & Co.            COM              590188108      715 8550.000 SH       Sole                 8550.000
Microsoft Corporation          COM              594918104     2869 97353.000SH       Sole                97353.000
Minnesota Mining Mfg           COM              604059105     4968 57240.000SH       Sole                57240.000
Motorola, Inc.                 COM              620076109      802 45319.313SH       Sole                45319.313
Nordstrom, Inc.                COM              655664100     3633 71075.442SH       Sole                71075.442
Occidental Petroleum           COM              674599105      298 5148.000 SH       Sole                 5148.000
Oracle Corporation             COM              68389X105      361 18300.000SH       Sole                18300.000
Panera Bread Company           COM                            2271 49300.000SH       Sole                49300.000
Patriot Transportation Holding COM              70337B102     3888 44839.000SH       Sole                44839.000
Pepco Holdings Inc.            COM              737679100      433 15362.000SH       Sole                15362.000
Pepsico Inc.                   COM              713448108     6564 101219.211SH      Sole               101219.211
Pfizer                         COM              717081103     2975 116358.000SH      Sole               116358.000
Piedmont Natural Gas Co.       COM              720186105      950 38550.000SH       Sole                38550.000
Post Properties Inc.           COM              737464107      706 13550.000SH       Sole                13550.000
Potash Corp. of Saskatchewan,  COM                             304 3900.000 SH       Sole                 3900.000
Procter & Gamble               COM              742718109     7974 130310.000SH      Sole               130310.000
Protective Life Corp.          COM              743674103      607 12690.000SH       Sole                12690.000
Raytheon Company               COM                             286 5300.000 SH       Sole                 5300.000
Regency Centers Corporation    COM              758939102     1743 24720.000SH       Sole                24720.000
Regions Financial Corp.        COM                            4002 120896.440SH      Sole               120896.440
Rinker Group Ltd               COM              76687m101     1844 23160.000SH       Sole                23160.000
Royal Dutch Petroleum          COM              780257804     2583 31811.000SH       Sole                31811.000
S&P 400 Midcap MDRS            COM                            2017 12377.000SH       Sole                12377.000
SAFECO Corporation             COM                            1619 26007.000SH       Sole                26007.000
Saul Centers Inc.              COM                             295 6500.000 SH       Sole                 6500.000
Schlumberger Limited           COM              806857108      296 3485.000 SH       Sole                 3485.000
Schweitzer-Mauduit Internation COM                             233 7514.000 SH       Sole                 7514.000
Sony Corporation               COM              835699307     1125 21905.000SH       Sole                21905.000
Southern Company               COM              842587107     5288 154219.000SH      Sole               154219.000
Spectra Energy Corp.           COM                            2844 109559.000SH      Sole               109559.000
Starbucks Corporation          COM              855244109     5091 194025.000SH      Sole               194025.000
Stryker Corp Com               COM              863667101     1034 16383.000SH       Sole                16383.000
Sun Microsystems               COM              866810104       80 15200.000SH       Sole                15200.000
Suntrust Banks Inc.            COM              867914103      521 6071.000 SH       Sole                 6071.000
Swiss Helvetia Fund Inc.       COM                             312 17531.000SH       Sole                17531.000
Sysco Corporation              COM              871829107      605 18327.608SH       Sole                18327.608
Target Inc.                    COM              87612E106     1908 30000.000SH       Sole                30000.000
The Goldman Sachs Group Inc    COM              38141G104     4995 23045.000SH       Sole                23045.000
Vanguard Index Small-Cap Growt COM                             528 7120.000 SH       Sole                 7120.000
Vanguard Index Small-Cap Value COM                             382 5100.000 SH       Sole                 5100.000
Vanguard Mid-Cap VIPERs        COM              922908629      971 12050.000SH       Sole                12050.000
Wachovia Corp.                 COM              929771103     5271 102846.664SH      Sole               102846.664
Wal-Mart Stores                COM              931142103      397 8250.000 SH       Sole                 8250.000
Walgreen Co                    COM              931422109      796 18290.000SH       Sole                18290.000
Wealth Minerals LTD F          COM                             391 102000.000SH      Sole               102000.000
Wells Fargo & Co.              COM              949746101     8049 228870.000SH      Sole               228870.000
Weyerhaeuser Co.               COM              962166104     4059 51420.000SH       Sole                51420.000
Windstream Corp                COM                             432 29244.999SH       Sole                29244.999
Wyeth                          COM              983024100      317 5520.000 SH       Sole                 5520.000
Yum! Brands, Inc.              COM              895953107      212 6470.920 SH       Sole                 6470.920
Zimmer Holdings Inc.           COM              98956P102      798 9405.000 SH       Sole                 9405.000
ebank Financial Services Inc.  COM                              25 30143.000SH       Sole                30143.000
iShares International Index Fu COM              464288885     9585 118675.480SH      Sole               118675.480
American Funds Capital Inc Bld                                 457 7035.050 SH       Sole                 7035.050
T. Rowe Price Mid-Cap                           779556109      264 4276.884 SH       Sole                 4276.884
Vanguard Windsor                                922018106      240 12149.127SH       Sole                12149.127
Vanguard/Windsor Ii Fund                        922018205      218 5793.731 SH       Sole                 5793.731
Dodge and Cox Int'l Stock Fund                  256206103     7121 145625.140SH      Sole               145625.140
Citigroup VII 7.125%           PFD              17306n203     1484    58900 SH       Sole                    58900
Goldman Sachs Group Series B 6 PFD              38144x500     1577    61975 SH       Sole                    61975
JP Morgan Pfd. 7.00% 2/15/32   PFD              46623d200      451    18000 SH       Sole                    18000
JPM Chase Series S 6.625%      PFD              48123a207      669    27050 SH       Sole                    27050
Regency Centers Corp Pfd. 7.45 PFD              758849202      288    11500 SH       Sole                    11500
Rochester G&E 6.650%           PFD              711367794     2132    85300 SH       Sole                    85300
Entergy Corp 7.625% Conv Pfd D                  29364G202      211     3200 SH       Sole                     3200
Nicholas-Applegate Cnvrt & Inc                  65370F101      533    33685 SH       Sole                    33685
US Century Bank                                                100   100000 SH       Sole                   100000
Schwab S&P500 Index Fund                                       177 11315.72 SH       Sole                 11315.72
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